Convertible Senior Notes - Additional Information (Detail) $ / shares in Units, ¥ in Millions, shares in Millions						12 Months Ended
	Mar. 07, 2023 USD ($) Day $ / shares	Dec. 30, 2022 USD ($) $ / shares	Jan. 08, 2021 USD ($)	Dec. 21, 2020 USD ($) Day $ / shares	Mar. 29, 2019 USD ($) Day $ / shares $ / A shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Feb. 24, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Debt maturities repayments in 2025						¥ 17				$ 2,000,000
Debt maturities repayments in 2026						1				100,000
Debt maturities repayments in 2028						9,300				1,300,000,000
Convertible notes						8,351		¥ 8,144		1,144,000,000
Restricted cash						60		840		9,000,000			¥ 750
iQIYI 2025 Convertible Senior Notes
Debt Instrument [Line Items]
Debt face amount					$ 1,200,000,000
Interest rate					2.00%
Debt, maturity date					Apr. 01, 2025
Debt, put date					Apr. 01, 2023
Conversion rate of convertible notes, ADS per US$1,000					33.0003
Debt Instrument Frequency Of Periodic Interest Payment					interest is payable semi-annually
Percentage of principal amount of debt redeemed					100.00%
Price of call options on iQIYI's ADS					$ 85,000,000
Settlement Shares Of Capped Call Options | shares					40
Debt instrument, date of first required payment					Oct. 01, 2019
Debt instrument, payment terms					October 1 and April 1 of each year, beginning on October 1, 2019
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000					$ 1,000
Payments for repurchase of Convertible Notes									$ 1,200,000,000
iQIYI 2025 Convertible Senior Notes | ADR | Prior To October 1 2024 Debt Conversion Condition One
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares					$ 30.3
Debt Instrument, convertible, threshold trading days | Day					20
Debt instrument, convertible, threshold consecutive trading days | Day					30
Debt instrument convertible threshold percentage of stock price trigger					130.00%
iQIYI 2025 Convertible Senior Notes | ADR | Prior To October 1 2024 Debt Conversion Condition Two
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day					5
Debt instrument, convertible, threshold consecutive trading days | Day					10
Debt instrument convertible threshold percentage of stock price trigger					98.00%
iQIYI 2025 Convertible Senior Notes | Call Option
Debt Instrument [Line Items]
Price of call options on iQIYI's ADS					$ 85,000,000
Cap exercise price of capped call options | $ / A					40.02
IQIYI 2026 Convertible Notes
Debt Instrument [Line Items]
Debt face amount				$ 800,000,000
Interest rate				4.00%
Debt, maturity date				Dec. 15, 2026
Debt, put date				Aug. 01, 2024
Conversion rate of convertible notes, ADS per US$1,000				44.8179
Debt Instrument Frequency Of Periodic Interest Payment				interest is payable semi-annually
Percentage of principal amount of debt redeemed				100.00%
Debt instrument, date of first required payment				Jun. 15, 2021
Debt instrument, payment terms				June 15 and December 15 of each year, beginning on June 15, 2021
Grosss Proceeds from issuance of debt			$ 100,000,000
Additional Debt Principal Amount Offered				$ 100,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000				$ 1,000,000,000
Debt instrument repurchased face amount										504,000,000
Payments for repurchase of Convertible Notes						¥ 2,900	$ 396,000,000
IQIYI 2026 Convertible Notes | ADR
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares				$ 22.31
IQIYI 2026 Convertible Notes | ADR | Prior To June 15 2026 Debt Conversion Condition One
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day				20
Debt instrument, convertible, threshold consecutive trading days | Day				30
Debt instrument convertible threshold percentage of stock price trigger				130.00%
IQIYI 2026 Convertible Notes | ADR | Prior To June 15 2026 Debt Conversion Condition Two
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day				5
Debt instrument, convertible, threshold consecutive trading days | Day				10
Debt instrument convertible threshold percentage of stock price trigger				98.00%
iQIYI Pag Convertible Notes Remaining
Debt Instrument [Line Items]
Principal amount of liability component										33,000,000
Remaining Accretion Period						1 year	1 year
iQIYI Pag Convertible Notes Remaining | SRT Cumulative Effect Period Of Adoption Adjustment
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed						120.00%	120.00%
iQIYI Pag Convertible Notes
Debt Instrument [Line Items]
Principal amount of liability component										679,000,000
Remaining Accretion Period						3 years	3 years
Additional Debt Principal Amount Offered											$ 523,000,000
Convertible notes											$ 400,000,000
iQIYI Pag Convertible Notes | SRT Cumulative Effect Period Of Adoption Adjustment
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed						130.00%	130.00%
iQIYI Pag Convertible Notes | Minimum
Debt Instrument [Line Items]
Effective interest rate											10.20%
Percentage of principal amount of debt redeemed						120.00%	120.00%
iQIYI Pag Convertible Notes | Maximum
Debt Instrument [Line Items]
Effective interest rate											12.05%
iQIYI PAG Convertible Senior Notes
Debt Instrument [Line Items]
Debt face amount		$ 500,000,000
Convertible senior notes rate stated percentage		6.00%
Conversion rate of convertible notes, ADS per US$1,000		216.9668
Debt Instrument Frequency Of Periodic Interest Payment		interest is payable quarterly
Debt Instrument, convertible, conversion price | $ / shares		$ 4.61
Debt instrument, date of first required payment						Apr. 01, 2023	Apr. 01, 2023
Debt instrument, payment terms						January 1, April 1, July 1 and October 1 of each year, beginning on April 1, 2023	January 1, April 1, July 1 and October 1 of each year, beginning on April 1, 2023
Additional Debt Principal Amount Offered		$ 50,000,000										$ 50,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000		$ 1,000
Interest cost recognized during the period						¥ 487	$ 67,000,000	¥ 473
Restricted cash						¥ 55				$ 7,000,000
iQIYI PAG Convertible Senior Notes | Cumulative Effect, Period of Adoption, Adjustment
Debt Instrument [Line Items]
Effective interest rate						10.20%				10.20%
iQIYI PAG Convertible Senior Notes | On or After Third Anniversary
Debt Instrument [Line Items]
Debt instrument repurchase price rate		120.00%
iQIYI PAG Convertible Senior Notes | On or After Fifth Anniversary
Debt Instrument [Line Items]
Debt instrument repurchase price rate		130.00%
iQIYI PAG Convertible Senior Notes | Minimum
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed	120.00%
iQIYI PAG Convertible Senior Notes | Maximum
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed	130.00%
iQIYI PAG Convertible Senior Notes | Maximum | Cumulative Effect, Period of Adoption, Adjustment
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed						130.00%	130.00%
iQIYI 2028 Convertible Notes
Debt Instrument [Line Items]
Debt face amount	$ 600,000,000
Interest rate	6.50%
Debt, put date	Mar. 16, 2026
Conversion rate of convertible notes, ADS per US$1,000	101.4636
Principal amount of liability component										$ 566,000,000
Remaining Accretion Period						1 year 2 months 15 days	1 year 2 months 15 days
Percentage of principal amount of debt redeemed	100.00%
Debt instrument, date of first required payment	Jun. 15, 2023
Debt instrument, payment terms	March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2023
Proceeds from Debt, Net ofunderwriting discounts and offering expenses									590,000,000
Payment of underwriting discounts and offering expenses									10,000,000
Grosss Proceeds from issuance of debt									$ 600,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000	$ 1,000
Debt instrument repurchased face amount										$ 34,000,000
Debt instrument repurchase price rate	25.00%
iQIYI 2028 Convertible Notes | Cumulative Effect, Period of Adoption, Adjustment
Debt Instrument [Line Items]
Effective interest rate						7.15%				7.15%
iQIYI 2028 Convertible Notes | ADR
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares	$ 9.86
iQIYI 2028 Convertible Notes | ADR | Prior To September 15 2027 Debt Conversion Condition One
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day	20
Debt instrument, convertible, threshold consecutive trading days | Day	30
Debt instrument convertible threshold percentage of stock price trigger	130.00%
iQIYI 2028 Convertible Notes | ADR | Prior To September 15 2027 Debt Conversion Condition Two
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day	5
Debt instrument, convertible, threshold consecutive trading days | Day	10
Debt instrument convertible threshold percentage of stock price trigger	98.00%
iQIYI 2028 Convertible Notes | ADR | Prior to On or after March 20 2026 Debt Conversion Condition One
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day	20
Debt instrument, convertible, threshold consecutive trading days | Day	30
iQIYI 2028 Convertible Notes | ADR | Prior to On or after March 20 2026 Debt Conversion Condition
Debt Instrument [Line Items]
Debt instrument convertible threshold percentage of stock price trigger	130.00%